UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21556

Perritt Funds, Inc.

(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)
Gerald W. Perritt 300 South Wacker Drive Suite 2880 Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:  (312) 669-1650

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2009 to June 30, 2010

Proxy Voting Record for the Reporting Period from July 1, 2009 to June 30, 2010

Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The table below discloses the following information for each matter relating to a portfolio security of the Perritt Emerging Opportunities Fund, the sole series of the Corporation (the “Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

•	The shareholder meeting date; and

•	A brief identification of the matter voted on.

For each matter identified in the table below (unless otherwise noted):  (a) the matter was proposed by the issuer; (b) the Fund cast its vote on the matter; (c) the Fund cast its vote for each proposal; and (d) the Fund cast its vote for management.

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
A.C. Moore Arts & Crafts, Inc.	ACMR	00086T103	06/17/2010	Election of Directors Ratification of Auditors
Acorn Energy, Inc.	ACFN	004848107	06/10/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Charter Documents (Related to Increase in Authorized Shares)

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Adjournment of Meeting

ADDvantage Technologies Group, Inc.	AEY	006743306	03/03/2010	Election of Directors Ratification of Auditors
AdvanSource Biomaterials Corporation	ASB	00767T109	10/14/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
AeroCentury Corp.	ACY	007737109	04/29/2010	Election of Directors Ratification of Auditors
Alamo Group Inc.	ALG	011311107	05/06/2010	Election of Directors Ratification of Auditors
Allied Healthcare Products, Inc.	AHPI	019222108	11/13/2009	Election of Directors Approval of Equity Compensation Plan
Allied Healthcare International Inc.	AHCI	01923A109	05/18/2010	Election of Directors Ratification of Auditors Approval of Rights Agreement
Allied Motion Technologies Inc.	AMOT	019330109	05/13/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Articles of Incorporation (Changing Voting Requirement for Directors)

Approval of Amendments to Equity Compensation Plan (Increasing Shares Available for Issuance)

American Bio Medica Corporation	ABMC	024600108	06/15/2010	Election of Directors
American Medical Alert Corp.	AMAC	027904101	07/30/2009	Election of Directors Ratification of Auditors
American Software, Inc.	AMSWA	029683109	08/17/2009	Election of Directors Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance) Approval of Conversion of Options

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
American Technology Corp.	ATCO	030145205	03/24/2010	Election of Directors Ratification of Auditors Approval of Change of Name
ARI Network Services, Inc.	ARIS	001930205	12/01/2009	Election of Directors Ratification of Auditors
Astro-Med, Inc.	ALOT	04638F108	05/18/2010	Election of Directors
Astronics Corporation	ATRO	046433108	05/06/2010	Election of Directors Ratification of Auditors Approval of Shareholder Proposal (Voted Against)
AXT, Inc.	AXTI	00245W103	05/18/2010	Election of Directors Ratification of Auditors
Baldwin Technology Co., Inc	BLD	058264102	11/10/2009	Election of Directors
Ballantyne Strong, Inc.	BTN	058516105	05/19/2010	Election of Directors Approval of Equity Compensation Plan Approval of Amendment to Two Equity Compensation Plans (Extending Duration)
Bank of Commerce Holdings	BOCH	06424J103	05/18/2010
Election of Directors

Ratification of Auditors

Approval of Amended and Restated Equity Compensation Plan

Approval of Amended and Restated Articles of Incorporation (Removing Cumulative Voting)

Approval of Non-Binding, Advisory Resolution Regarding Executive Compensation

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
BioClinica, Inc.	BIOC	09071B100	05/12/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Birner Dental Management Services, Inc.	BDMS	091283200	06/08/2010	Election of Directors
BOFI Holding, Inc.	BOFI	05566U108	10/22/2009	Election of Directors
BrandPartners Group, Inc.	BPTR	10531R107	08/07/2009	Election of Directors Ratification of Auditors Approval of Increase in Authorized Capital Stock
Bsquare Corporation	BSQR	11776U300	06/22/2010	Election of Directors Ratification of Auditors
California Micro Devices Corporation	CAMD	130439102	09/17/2009
Election of Directors (Voted FOR Company Nominees and AGAINST Nominees of Dissident Shareholder)

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)

Carriage Services, Inc.	CSV	143905107	05/18/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)
CE Franklin Ltd.	CFK	125151100	04/27/2010	Election of Directors Ratification of Auditors
Century Casinos, Inc.	CNTY	156492100	05/06/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Charles & Colvard, Ltd.	CTHR	159765106	05/20/2010	Election of Directors Ratification of Auditors Approval of Board Size
City Telecom (H.K.) Limited	CTEL	178677209	12/18/2009	Election of Directors Approval of Board Size Ratification of Auditors Approval of Share Repurchases Approval to Issue Convertible Securities (To be Increased by Amount of Shares Repurchased)
ClickSoftware Technologies Ltd.	CKSW	M250821104	07/23/2009	Election of Directors Approval of Board Size Ratification of Auditors Approval of Compensation Packages Approval of Grant of Options Approval of Reconstruction of Compensation of Chairman
Commonwealth Biotechnologies, Inc.	CBTE	202739108	10/09/2009
Election of Directors

Ratification of Auditors

Approval of Issuance of More Than 20% of Outstanding Securities (Including Related Approvals of Issuances of Notes and Warrants)

Approval of Issuance of Convertible Notes and Warrants

Approval of Sale of Divisions

Approval of Equity Compensation Plan

Core Molding Technologies, Inc.	CMT	218683100	05/19/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Covenant Transportation Group, Inc.	CVTI	22284P105	05/06/2010	Election of Directors
CPI Aerostrucures, Inc.	CVU	125919308	06/15/2010	Election of Directors Ratification of Auditors
CRM Holdings, Ltd.	CRMH	G2554P103	05/05/2010
Election of Directors

Ratification of Auditors

Direction to Elect Director Designees for Subsidiary

Approval of Changing Name of Company

Approval of Amended and Restated By-Laws

Approval of Reverse Share Split of Common and Class B Shares

Cryptologic Limited	CRYP	G3159C109	05/17/2010	Election of Directors Ratification of Auditors
CyberOptics Corporation	CYBE	232517102	05/21/2010	Election of Directors Ratification of Auditors
Cybex International, Inc.	CYBI	23252E106	05/05/2010	Election of Directors
Digital Ally, Inc.	DGLY	25382P109	05/24/2010	Election of Directors Ratification of Auditors
Dot Hill Systems Corp.	HILL	25848T109	05/03/2010	Election of Directors Ratification of Auditors
Emerson Radio Corp.	MSN	291087203	11/10/2009	Election of Directors Ratification of Auditors
Envoy Capital Group, Inc.	ECGI	29413B105	03/10/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Espey Mfg. & Electronics Corp.	ESP	296650104	11/20/2009	Election of Directors Ratification of Auditors
Evolving Systems, Inc.	EVOL	30049R209	06/16/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)
Flexsteel Industries, Inc.	FLXS	339382103	12/07/2009	Election of Directors Approval of Equity Compensation Plan
Fortune Industries, Inc.	FFI	34963X200	03/30/2010	Election of Directors Ratification of Auditors
FreeSeas Inc.	FREE	Y26496102	09/17/2009	Election of Directors Ratification of Auditors Approval of Amendment to Articles of Incorporation (Increasing Authorized Shares)
Frequency Electronics, Inc.	FEIM	358010106	10/06/2009	Election of Directors Ratification of Auditors
Friedman Industries, Inc.	FRD	358435105	09/03/2009	Election of Directors
FSI International, Inc.	FSII	302633102	01/20/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)

Approval of Amendment to Employee Stock Purchase Plan (Related to Increasing Shares Available)

Full House Resorts, Inc.	FLL	359678109	12/24/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Globecomm Systems Inc.	GCOM	37956X103	11/19/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Related to Increasing Shares Available)
Golden Odyssey Mining Inc.	GODYF	702186645	01/29/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
GP Strategies Corporation	GPX	36225V104	11/12/2009	Election of Directors Ratification of Auditors
GTSI Corp.	GTSI	36238K103	04/21/2010	Election of Directors
Hastings Entertainment, Inc.	HAST	418365102	06/02/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Hauppauge Digital Inc.	HAUP	419131107	12/09/2009	Election of Directors
Hauppauge Digital Inc.	HAUP	419131107	05/10/2010	Election of Directors Ratification of Auditors
HearUSA, Inc.	EAR	422360305	06/10/2010	Election of Directors Ratification of Auditors
Hennessy Advisors, Inc.	HNNA	425885100	01/28/2010	Election of Directors Ratification of Auditors
Hooper Holmes	HH	439104100	05/24/2010	Election of Directors Ratification of Auditors Approval of Amendments to Certificate of Incorporation
Hurco Companies, Inc.	HURC	447324104	03/18/2010	Election of Directors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
IA Global, Inc.	IAO	44920E104	12/18/2009
Election of Directors

Ratification of Auditors

Approval of Issuance of Securities

Approval of Issuance of Shares in Connection with Certain Transactions

Approval of Issuance of Shares in Connection with Two Specific Transactions

Approval of Amendments to Certificate of Incorporation (Effecting Reverse Stock Split)

iCAD, Inc.	ICAD	44934S107	06/30/2010	Election of Directors Ratification of Auditors
iGo, Inc.	IGOI	449593102	05/18/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
Innodata Isogen, Inc.	INOD	457642205	06/09/2010	Election of Directors Ratification of Auditors
Iridex Corporation	IRIX	462684101	06/16/2010	Election of Directors Ratification of Auditors
Isoray, Inc	ISR	46489V104	12/11/2009	Election of Directors Ratification of Auditors Approval of Issuance of Common Stock Approval of Issuance of Rights

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Iteris, Inc.	ITI	46564T107	09/18/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)
John B. Sanfilippo & Son, Inc.	JBSS	800422107	10/28/2009	Election of Directors Ratification of Auditors
KMG Chemicals, Inc.	KMGB	482564101	12/08/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Kratos Defense & Security Solutions, Inc.	KTOS	50077B207	05/11/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)

Approval of Amendment to Employee Stock Purchase Plan (Increasing Shares Available for Issuance)

KSW, Inc.	KSW	48268R106	05/04/2010	Election of Directors Ratification of Auditors
LMI Aerospace, Inc.	LMIA	502079106	06/22/2010	Election of Directors Ratification of Auditors
LRAD Corporation	LRAD	50213V109	06/02/2010	Approval of Tax-Free Spin-Off of Division of Company
Magellan Petroleum Corporation	MPET	559091301	12/09/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Magnetek, Inc.	MAG	559424106	11/05/2009	Election of Directors Ratification of Auditors Approval of Amended and Restated Equity Compensation Plan
Magnetek, Inc.	MAG	559424106	05/24/2010	Approval of Amendment to Certificate of Incorporation (Effecting Reverse Stock Split)
Man Sang Holdings, Inc.	MHJ	561651209	08/25/2009	Approval of Dissolution and Liquidation of Company
Man Sang International (B.V.I) Limited	MHJ	G5808F102	03/19/2010	Approval of Amendments to Charter Documents (Effecting Name Change and Increase in Authorized Shares) Approval of Agreement and Plan of Merger
Manitex International, Inc.	MNTX	563420108	06/02/2010	Election of Directors Ratification of Auditors
MicroFinancial Incorporated	MFI	595072109	05/13/2010	Election of Directors Ratification of Auditors
Micronetics, Inc.	NOIZ	595125105	10/22/2009	Election of Directors
Motorcar Parts America, Inc.	MPAA	620071100	02/25/2010	Election of Directors Ratification of Auditors
Napco Security Technologies, Inc.	NSSC	630402105	12/01/2009	Election of Directors
Network Engines, Inc.	NENG	64121A107	03/18/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Increasing Shares Available for Issuance)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Newtek Business Services, Inc.	NEWT	652526104	08/26/2009	Election of Directors Ratification of Auditors Approval of Amendment to Certificate of Incorporation (Declassifying Board)
Newtek Business Services, Inc.	NEWT	652526104	05/26/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Nobility Homes, Inc.	NOBH	654892108	02/26/2010	Election of Directors
North American Galvanizing & Coatings, Inc.	NGA	65686Y109	07/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares) Approval of Equity Compensation Plan
Northern Technologies International Corp.	NTIC	665809109	12/01/2009	Election of Directors Ratification of Auditors
Novamed	NOVA	66986W108	05/19/2010
Election of Directors

Ratification of Auditors

Approval of Amendment to Certificate of Incorporation (Effecting Reverse Stock Split)

Approval of Amendment to Certificate of Incorporation (Reducing Authorized Shares)

O.I. Corporation	OICO	670841105	09/21/2009	Election of Directors Ratification of Auditors
O.I. Corporation	OICO	670841105	05/18/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
OSI Geospatial, Inc.	OSIIF	67103T101	05/26/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents
Overhill Farms, Inc.	OFI	690212105	06/02/2010	Election of Directors Ratification of Auditors
Pacific Premier Bancorp, Inc.	PPBI	69478X105	05/26/2010	Election of Directors Ratification of Auditors
Perceptron, Inc.	PRCP	71361F100	11/17/2009	Election of Directors Ratification of Auditors
Perma-Fix Environmental Services, Inc.	PESI	714157104	07/29/2009	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
PHC, Inc.	PHC	693315103	12/18/2009	Election of Directors Ratification of Auditors
Ramtron International Corporation	RMTR	751907304	05/27/2010	Election of Directors Ratification of Auditors
RCM Technologies, Inc.	RCMT	749360400	06/17/2010	Election of Directors Ratification of Auditors
Relm Wireless Corporation	RWC	759525108	05/25/2010	Election of Directors
Rentrak Corporation	RENT	760174102	08/20/2009	Election of Directors Approval of Amended and Restated Equity Compensation Plan
RF Monolithics, Inc.	RFMI	74955F106	01/20/2010	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Rimage Corporation	RIMG	766721104	05/12/2010	Election of Directors Ratification of Auditors
Schmitt Industries, Inc.	SMIT	806870200	10/02/2009	Election of Directors
SmartPros Ltd.	SPRO	83171G103	06/17/2010	Election of Directors Ratification of Auditors
Socket Mobile, Inc.	SCKT	83368E200	04/29/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan (Providing for Stock Option Exchange Program)
SORL Auto Parts, Inc.	SORL	78461U101	05/27/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents
Sparton Corporation	SPA	847235108	10/28/2009	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Spectrum Control, Inc.	SPEC	847615101	04/12/2010	Election of Directors Ratification of Auditors Approval of Amendment to Bylaws
Sport Supply Group, Inc.	RBI	84916A104	11/20/2008	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan (Related to Increasing Shares Available)

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Stockhouse Inc.	STKH	861281103	12/01/2009
Election of Directors

Ratification of Auditors

Approval of Transaction Involving Issuance of Shares to Settle Debt

Approval of Consolidation of Outstanding Shares

Approval of Sale of More Than 20% of Assets

Tandy Brands Accessories, Inc.	TBAC	875378101	10/27/2009	Election of Directors Ratification of Auditors
TGC Industries, Inc.	TGE	872417308	06/11/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan
The Management Network Group, Inc.	TMNG	561693102	01/21/2010	Approval of Amendment to Charter Documents (Related to Reverse Stock Split)
The Management Network Group, Inc.	TMNG	561693102	05/27/2010	Election of Directors Ratification of Auditors Approval of Amended and Restated Equity Compensation Plan

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
TOR Minerals International Inc.	TORM	890878101	08/21/2009
Election of Directors

Ratification of Auditors

Approval of Amendment to Certificate of Incorporation (Increasing Authorized Shares)

Approval of Amendment to Certificate of Incorporation (Revising Terms of Preferred Stock)

Approval of Issuance of Shares Upon Exercise of Warrants by Directors

Approval of Issuance of Shares Upon Conversion of Debentures and Warrants Issued in Private Placement

TOR Minerals International Inc.	TORM	890878101	03/18/2010	Approval of Amendment to Certificate of Incorporation (Effecting Reverse Stock Split)
TOR Minerals International Inc.	TORM	890878101	06/18/2010	Election of Directors Ratification of Auditors Approval of Issuance of Shares Upon Conversion of Debentures and Warrants
Transcend Services, Inc.	TRCR	893929208	05/27/2010	Election of Directors Ratification of Auditors Approval of Amendment to Charter Documents (Related to Increasing Authorized Shares)
Turbosonic Technologies, Inc.	TSTA	900010109	12/10/2009	Election of Directors Ratification of Auditors
U.S. Home Systems, Inc.	USHS	90335C100	6/17/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Universal Power Group, Inc.	UPG	913788105	07/28/2009	Election of Directors Ratification of Auditors

Issuer	Ticker	CUSIP	Meeting Date	Matters Considered
Universal Stainless & Alloy Products, Inc.	USAP	913837100	05/19/2010	Election of Directors Ratification of Auditors Approval of Amendments to Equity Compensation Plan (Increasing Shares Available for Issuance)
Versant Corporation	VSNT	925284309	05/03/2010	Election of Directors Ratification of Auditors
Versar, Inc.	VSR	925297103	11/18/2009	Election of Directors Ratification of Auditors
Virtus Investment Partners, Inc.	VRTS	92828Q109	05/20/2010	Election of Directors Ratification of Auditors Approval of Performance-Based Awards Under Equity Compensation Plan
Vista Gold Corp.	VGZ	927926303	05/03/2010	Election of Directors Ratification of Auditors Approval of Amendment to Equity Compensation Plan Approval of Equity Compensation Plan
White Electronic Designs Corp.	WEDC	963801105	03/09/2010	Election of Directors Ratification of Auditors Approval of Equity Compensation Plan
Willamette Valley Vineyards, Inc.	WVVI	969136100	07/19/2009	Election of Directors
Williams Controls, Inc.	WMCO	969465608	02/24/2010	Election of Directors Approval of Amendments to Two Equity Compensation Plans
XETA Technologies, Inc.	XETA	983909102	04/06/2010	Election of Directors Ratification of Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated August 30, 2010.

PERRITT FUNDS, INC.

By:  /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)